Reportable Segments (Equity in earnings of unconsolidated affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	$ 332	$ 236	$ 212
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Equity in earnings of unconsolidated affiliates	$ 332	$ 236	$ 212